Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.6%
Aerospace & Defense – 0.1%
HEICO Corp	17,657	$2,066,928
Auto Components – 0.8%
Visteon Corp*	282,392	35,445,844
Automobiles – 0.4%
Thor Industries Inc	178,215	16,572,213
Biotechnology – 11.9%
Acceleron Pharma Inc*	131,824	16,865,563
Akero Therapeutics Inc*	440,857	11,374,111
Amicus Therapeutics Inc*	1,272,684	29,386,274
Ascendis Pharma A/S (ADR)*	131,974	22,010,624
Bridgebio Pharma Inc*,#	502,576	35,738,179
Deciphera Pharmaceuticals Inc*	304,303	17,366,572
Eagle Pharmaceuticals Inc/DE*	465,665	21,686,019
FibroGen Inc*	628,104	23,296,377
Global Blood Therapeutics Inc*	372,568	16,135,920
Halozyme Therapeutics Inc*	719,313	30,721,858
Insmed Inc*	752,584	25,053,521
Ligand Pharmaceuticals Inc*,#	356,860	35,489,727
Mersana Therapeutics Inc*	771,811	20,537,891
Mirati Therapeutics Inc*	168,525	37,014,831
Myovant Sciences Ltd*	919,895	25,407,500
Neurocrine Biosciences Inc*	292,386	28,025,198
PTC Therapeutics Inc*	482,557	29,450,454
Rhythm Pharmaceuticals Inc*	664,667	19,760,550
Rocket Pharmaceuticals Inc*	261,834	14,358,977
Seres Therapeutics Inc*	462,469	11,330,490
Travere Therapeutics Inc*	630,773	17,191,718
Vaxcyte Inc (144A)*	604,217	15,251,343
Vaxcyte Inc*	4,976	132,212
		503,585,909
Building Products – 1.1%
CSW Industrials Inc	407,780	45,634,660
Capital Markets – 5.9%
Assetmark Financial Holdings Inc*	593,381	14,359,820
Kensington Capital Acquisition Corp*,£,§	2,036,185	171,955,823
LPL Financial Holdings Inc	583,879	60,851,869
		247,167,512
Chemicals – 3.3%
Chase Corp	107,827	10,891,605
HB Fuller Co	331,114	17,178,194
Sensient Technologies Corp	828,096	61,088,642
Valvoline Inc	2,081,812	48,173,130
		137,331,571
Commercial Services & Supplies – 1.7%
Brady Corp	747,368	39,475,978
Cimpress PLC*	153,404	13,459,667
Montrose Environmental Group Inc*	615,062	19,042,320
		71,977,965
Construction & Engineering – 0.6%
Construction Partners Inc*	854,476	24,873,796
Containers & Packaging – 0.6%
Sealed Air Corp	590,849	27,054,976
Diversified Consumer Services – 2.8%
frontdoor Inc*	680,032	34,144,407
Stride Inc*	814,678	17,295,614
Terminix Global Holdings Inc*	1,276,060	65,091,821
		116,531,842
Diversified Financial Services – 2.2%
Clarivate Analytics PLC*	1,899,930	56,446,920
Everarc Holdings Ltd*	1,392,863	19,500,082
Novus Capital Corp*,#,£	1,173,275	18,361,754
		94,308,756
Diversified Telecommunication Services – 0.8%
Vonage Holdings Corp*	2,724,121	35,073,058
Electrical Equipment – 0.8%
EnerSys	410,395	34,087,409
Electronic Equipment, Instruments & Components – 2.8%
Napco Security Technologies Inc*	690,497	18,104,831

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
National Instruments Corp	413,191	$18,155,613
Novanta Inc*	211,576	25,012,515
OSI Systems Inc*	368,209	34,324,443
Rogers Corp*	140,392	21,801,474
		117,398,876
Entertainment – 0.4%
Manchester United PLC	965,605	16,164,228
Equity Real Estate Investment Trusts (REITs) – 0.6%
Easterly Government Properties Inc	1,130,395	25,603,447
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	119,966	21,428,327
Food Products – 0.5%
Hain Celestial Group Inc*	557,905	22,399,886
Health Care Equipment & Supplies – 9.0%
Axogen Inc*	1,371,895	24,556,920
CryoPort Inc*,#	736,518	32,318,410
Eargo Inc*,#	263,072	11,790,887
Glaukos Corp*	308,848	23,243,900
Globus Medical Inc*	699,559	45,625,238
Heska Corp*	243,981	35,535,833
ICU Medical Inc*	166,377	35,686,203
Insulet Corp*	159,515	40,776,819
Integra LifeSciences Holdings Corp*	841,095	54,603,887
Pulmonx Corp*	328,729	22,688,876
STERIS PLC	195,710	37,094,873
Surmodics Inc*	350,774	15,265,684
		379,187,530
Health Care Providers & Services – 1.6%
HealthEquity Inc*	276,304	19,261,152
Oak Street Health Inc*	193,175	11,814,583
Providence Service Corp*	247,998	34,379,963
		65,455,698
Health Care Technology – 0.7%
Phreesia Inc*	568,877	30,867,266
Hotels, Restaurants & Leisure – 0.4%
Monarch Casino & Resort Inc*	292,429	17,902,503
Household Durables – 0.8%
Lovesac Co*,£	753,695	32,476,718
Information Technology Services – 5.5%
Broadridge Financial Solutions Inc	404,541	61,975,681
Euronet Worldwide Inc*	418,209	60,606,848
Repay Holdings Corp*	751,840	20,487,640
Shift4 Payments Inc - Class A*	136,575	10,297,755
WEX Inc*	141,549	28,809,468
WNS Holdings Ltd*	706,701	50,917,807
		233,095,199
Insurance – 0.8%
RLI Corp	337,461	35,146,563
Life Sciences Tools & Services – 3.2%
Bio-Techne Corp	110,379	35,050,851
Codexis Inc*	1,085,756	23,702,053
ICON PLC*	123,846	24,147,493
NeoGenomics Inc*	978,730	52,694,823
		135,595,220
Machinery – 6.4%
Alamo Group Inc	161,254	22,244,989
Gates Industrial Corp PLC*	1,567,642	20,003,112
Hydrofarm Holdings Group Inc*	284,839	14,976,835
ITT Inc	561,603	43,254,663
Kornit Digital Ltd*	503,116	44,842,729
Nordson Corp	149,821	30,106,530
Rexnord Corp	1,348,930	53,269,246
SPX Corp*	446,963	24,377,362
Standex International Corp	224,032	17,366,961
		270,442,427
Personal Products – 0.7%
BellRing Brands Inc	707,179	17,191,521
Ontex Group NV*	844,616	11,359,425
		28,550,946
Pharmaceuticals – 4.4%
Catalent Inc*	1,160,778	120,802,166
GW Pharmaceuticals PLC (ADR)*,#	168,677	19,467,013
Phathom Pharmaceuticals Inc*	405,510	13,471,042

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Prestige Consumer Healthcare Inc*	579,347	$20,201,830
Zogenix Inc*	651,872	13,030,921
		186,972,972
Real Estate Management & Development – 2.2%
FirstService Corp	203,613	27,846,114
Redfin Corp*	963,693	66,138,251
		93,984,365
Road & Rail – 0.5%
AMERCO	45,491	20,651,094
Semiconductor & Semiconductor Equipment – 1.2%
ON Semiconductor Corp*	1,595,748	52,228,832
Software – 20.9%
Altair Engineering Inc*	628,531	36,567,934
Blackbaud Inc	675,263	38,868,138
ChannelAdvisor Corp*,£	1,800,218	28,767,484
Descartes Systems Group Inc*	995,068	58,209,172
Envestnet Inc*	493,539	40,613,324
Everbridge Inc*	167,751	25,006,642
Guidewire Software Inc*	191,850	24,696,850
Intelligent Systems Corp*,§	95,103	3,623,852
Intelligent Systems Corp*,#	312,179	12,521,500
j2 Global Inc*	666,154	65,076,584
LivePerson Inc*	861,476	53,609,651
Medallia Inc*	794,705	26,400,100
Nice Ltd (ADR)*	446,029	126,467,063
Paylocity Holding Corp*	332,726	68,511,611
RealPage Inc*	573,566	50,037,898
SailPoint Technologies Holding Inc*	1,019,194	54,261,889
SS&C Technologies Holdings Inc	1,018,420	74,090,055
Trade Desk Inc*	67,898	54,386,298
Tyler Technologies Inc*	88,179	38,491,897
		880,207,942
Specialty Retail – 0.6%
Williams-Sonoma Inc	226,695	23,086,619
Textiles, Apparel & Luxury Goods – 0.4%
Carter's Inc	164,947	15,516,564
Thrifts & Mortgage Finance – 0.5%
LendingTree Inc*	74,472	20,389,689
Total Common Stocks (cost $2,109,234,966)		4,116,465,350
Preferred Stocks– 0.4%
Health Care Equipment & Supplies – 0.2%
Sight Sciences Inc PP*,¢,§	323,685	7,081,548
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	2,431,401	8,881,908
Total Preferred Stocks (cost $15,963,456)		15,963,456
Rights– 0%
Pharmaceuticals – 0%
Bristol-Myers Squibb Co*((cost $4,575,199)	1,342,736	926,622
Warrants– 0%
Diversified Financial Services – 0%
Everarc Holdings Ltd, expires12/1/22*((cost $13,929)	1,392,883	417,865
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $86,414,993)	86,408,215	86,416,856
Investments Purchased with Cash Collateral from Securities Lending– 1.8%
Investment Companies – 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	61,948,817	61,948,817
Time Deposits – 0.4%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$16,023,454	16,023,454
Total Investments Purchased with Cash Collateral from Securities Lending (cost $77,972,271)		77,972,271
Total Investments (total cost $2,294,174,814) – 101.9%		4,298,162,420
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(81,189,409)
Net Assets – 100%		$4,216,973,011

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,876,812,805	90.2%
Israel	171,309,792	4.0
Canada	86,055,286	2.0
India	50,917,807	1.2
United Kingdom	35,631,241	0.8
Ireland	24,147,493	0.5
Denmark	22,010,624	0.5
Virgin Islands (British)	19,917,947	0.5
Belgium	11,359,425	0.3

Total	$4,298,162,420	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/20
Common Stocks - 6.0%
Capital Markets - 4.1%
Kensington Capital Acquisition Corp*,§	$-	$-	$137,849,724	$171,955,823
Diversified Financial Services - 0.4%
Novus Capital Corp*,#	-	-	5,241,770	18,361,754
Household Durables - 0.8%
Lovesac Co*	-	-	11,591,830	32,476,718
Software - 0.7%
ChannelAdvisor Corp*	-	-	2,718,330	28,767,484
Total Common Stocks	$-	$-	$157,401,654	$251,561,779
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	24,076	(1,926)	121	86,416,856
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	154,358∆	-	-	61,948,817
Total Affiliated Investments - 9.5%	$178,434	$(1,926)	$157,401,775	$399,927,452

(1) For securities that were affiliated for a portion of the period ended December 31, 2020, this column reflects amounts for the entire period ended December 31, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Common Stocks - 6.0%
Capital Markets - 4.1%
Kensington Capital Acquisition Corp*,§	34,106,099	-	-	171,955,823
Diversified Financial Services - 0.4%
Novus Capital Corp*,#	-	13,119,984	-	18,361,754
Household Durables - 0.8%
Lovesac Co*	20,884,888	-	-	32,476,718
Software - 0.7%
ChannelAdvisor Corp*	26,049,154	-	-	28,767,484
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	58,462,874	207,062,041	(179,106,254)	86,416,856
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	72,588,179	101,223,518	(111,862,880)	61,948,817

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	3/4/21	(1,347,800)	$1,792,763	$(50,766)
Citibank, National Association:
British Pound	3/4/21	350,000	(473,651)	5,081
Canadian Dollar	3/4/21	(3,544,000)	2,787,968	2,525
Canadian Dollar	3/4/21	(4,345,000)	3,380,494	(34,503)
Euro	3/4/21	111,000	(136,516)	(739)
Euro	3/4/21	(83,000)	101,910	383
Euro	3/4/21	(1,778,000)	2,163,965	(10,915)

				(38,168)
Credit Suisse International:
Canadian Dollar	3/4/21	(21,957,000)	17,268,798	11,469
Euro	3/4/21	39,000	(47,666)	39
Euro	3/4/21	(2,391,000)	2,906,158	(18,556)

				(7,048)
HSBC Securities (USA), Inc.:
British Pound	3/4/21	(10,036,600)	13,367,567	(360,551)
Canadian Dollar	3/4/21	2,600,000	(2,024,884)	18,612
Canadian Dollar	3/4/21	(19,638,500)	15,435,250	170
Canadian Dollar	3/4/21	(2,065,000)	1,606,428	(16,580)
Euro	3/4/21	(2,673,000)	3,252,480	(17,181)

				(375,530)
JPMorgan Chase Bank, National Association:
Canadian Dollar	3/4/21	2,500,000	(1,958,496)	6,405
Canadian Dollar	3/4/21	(36,251,000)	28,516,027	24,183

				30,588
State Street Corporation:
Euro	3/4/21	(194,000)	237,487	182
Total				$(440,742)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 1,167,653
Forward foreign currency exchange contracts, sold	90,131,117

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $15,251,343, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$8,881,908	$8,881,908	0.2%
Intelligent Systems Corp	3/5/20	3,804,120	3,623,852	0.1
Kensington Capital Acquisition Corp	9/4/20	20,361,850	171,955,823	4.1
Sight Sciences Inc PP	11/23/20	7,081,548	7,081,548	0.2
Total		$40,129,426	$191,543,131	4.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$488,334,566	$15,251,343	$-
Capital Markets	75,211,689	171,955,823	-
Personal Products	17,191,521	11,359,425	-
Software	876,584,090	3,623,852	-
All Other	2,456,953,041	-	-
Preferred Stocks	-	-	15,963,456
Rights	926,622	-	-
Warrants	417,865	-	-
Investment Companies	-	86,416,856	-
Investments Purchased with Cash Collateral from Securities Lending	-	77,972,271	-
Total Investments in Securities	$3,915,619,394	$366,579,570	$15,963,456
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	69,049	-
Total Assets	$3,915,619,394	$366,648,619	$15,963,456
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$509,791	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70252 02-21